UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02884

Barrett Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
90 Park Avenue
New York, NY 10016
(Name and address of agent for service)

(212) 983-5080
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  May 31, 2016

Item 1. Schedule of Investments.

Barrett Opportunity Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.01%
Beverage and Tobacco Product Manufacturing - 1.73%
PepsiCo., Inc.	10,000	$1,011,700
Building Material and Garden Equipment and Supplies Dealers - 0.91%
The Home Depot, Inc.	4,000	528,480
Chemical Manufacturing - 3.97%
Abbott Laboratories	12,000	475,560
AbbVie, Inc.	12,000	755,160
Johnson & Johnson	5,000	563,450
Pfizer, Inc.	15,000	520,500
		2,314,670
Computer and Electronic Product Manufacturing - 6.20%
Apple, Inc.	5,000	499,300
Koninklijke Philips Electronics NV - NY Registered Shares - ADR (a)	115,710	3,117,227
		3,616,527
Credit Intermediation and Related Activities - 15.25%
The Bank of New York Mellon Corp.	211,471	8,894,470
Data Processing, Hosting and Related Services - 2.26%
Automatic Data Processing, Inc.	15,000	1,317,600
Insurance Carriers and Related Activities - 11.42%
Berkshire Hathaway, Inc. - Class B (a)	4,000	562,160
Chubb Ltd. - ADR (b)	48,152	6,096,525
		6,658,685
Leather and Allied Product Manufacturing - 0.80%
NIKE, Inc.	8,500	469,370
Merchant Wholesalers, Nondurable Goods - 3.52%
Monsanto Co.	18,242	2,051,678
Miscellaneous Manufacturing - 2.89%
3M Co.	10,000	1,683,200
Other Information Services - 2.21%
Alphabet, Inc. (a)	1,750	1,287,510
Petroleum and Coal Products Manufacturing - 15.00%
Murphy Oil Corp.	60,600	1,873,146
Murphy USA, Inc. (a)	21,825	1,483,882
Royal Dutch Shell PLC - Class A - ADR (a)	111,100	5,387,239
		8,744,267
Publishing Industries (except Internet) - 0.91%
Microsoft Corp.	10,000	530,000
Real Estate - 1.13%
Alexander & Baldwin, Inc.	17,500	659,050
Transportation Equipment Manufacturing - 15.91%
General Dynamics Corp.	65,400	9,278,298
Waste Management and Remediation Services - 0.73%
TRC Cos., Inc. (a)	66,850	425,166
Wood Product Manufacturing - 2.17%
Leucadia National Corp.	70,000	1,267,000
Total Common Stocks (Cost $14,693,790)		50,737,671

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) - 9.77%
Real Estate - 9.77%
Forest City Realty Trust, Inc. - Class A	77,400	1,765,494
Forest City Realty Trust, Inc. - Class B (c)	112,500	2,505,375
Rayonier, Inc.	54,985	1,425,761
Total Real Estate Investment Trusts (Cost $613,893)		5,696,630

SHORT-TERM INVESTMENTS - 3.12%
Money Market Funds - 3.12%
Fidelity Institutional Money Market Fund - Government Portfolio - Class I, 0.24% (d)	1,817,539	1,817,539
Total Short-Term Investments (Cost $1,817,539)		1,817,539

Total Investments (Cost $17,125,222) - 99.90%		58,251,840
Other Assets in Excess of Liabilities - 0.10%		59,291
Total Net Assets - 100.00%		$58,311,131

Precentages are stated as a percentage of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	A portion of this security may be subject to call options written and is pledged as collateral for options written. The value of this security as of May 31, 2016 was
$2,532,200. See Note 2.
(c)	Convertible into Forest City Realty Trust, Inc. - Class A shares.
(d)	Variable rate security. The rate listedis as of May 31, 2016.

SCHEDULE OF OPTIONS WRITTEN

	Number of Contracts	Value
Call Options
Chubb Ltd. - ADR
Expiration: November 2016, Exercise Price: $130.00	100	$37,000
Expiration: November 2016, Exercise Price: $125.00	100	63,500

Total Options Written (Premiums Recevied $64,390)		$100,500

The accompanying notes are an integral part of this Schedule of Investments.

Notes to the Schedule of Investments (Unaudited)

1)	Investment Valuation

Equity securities, including common stocks and REITs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Exchange traded options, including options written, are valued at the composite price, using the National Best Bid and Offer quotes ("NBBO"). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund's Board of Directors.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC Topic 820”), establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

	Level 1 -	quoted prices in active markets for identical investments as of the measurement date
	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets include listed equities, including common stocks and REITs, and certain money market securities, and are classified within Level 1. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value as of May 31, 2016. The inputs and methodologies used to value securities may not be an indication of the risk associated with investing in these securities.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets
Common Stocks
Administrative Support and Waste Management	$425,166	$-	$-	$425,166
Finance & Insurance	15,553,155	-	-	15,553,155
Information	3,135,110	-	-	3,135,110
Manufacturing	28,385,032	-	-	28,385,032
Real Estate, Rental & Leasing	659,050	-	-	659,050
Retail Trade	528,480	-	-	528,480
Wholesale Trade	2,051,678			2,051,678
Total Common Stocks	50,737,671	-	-	50,737,671
REITs	5,696,630	-	-	5,696,630
Money Market Funds	1,817,539	-	-	1,817,539

Total Assets	$58,251,840	$-	$-	$58,251,840

Liabilities
Options Written	$(37,000)	$(63,500)	$-	$(100,500)

There were no transfers of securities between levels during the reporting period. The Fund did not hold any level 3 securities during the period. It is the Fund's policy to record transfers between levels as of the end of the reporting period.

2)	Options

GAAP requires enhanced disclosures about the Fund's derivative activities, including how such activities are accounted for and their effect on the Fund's financial position and results of operations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into written call options to hedge against changes in the value of equities. The Fund's option component of the overall investment strategy is often referred to as a "buy-write" strategy (also called a "covered call" strategy), in which the Advisor (as defined below) writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange's clearing house guarantees the options against default.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised.

Derivative Instruments
The Fund may invest in derivative instruments. The use of derivatives included written options. The following table summarizes the effect of derivatives:

Statement of Assets & Liabilities - Values of derivative instruments as of May 31, 2016:

	Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Value
Equity Contracts - Options	Options written, at value	$100,500

3)	The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows**:

	Cost of investments	$17,125,222
	Gross unrealized appreciation	41,176,712
	Gross unrealized depreciation	(50,094)
	Net unrealized appreciation	$41,126,618

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financials Statements section of the Fund's most recent semi-annual or annual report.

 Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Barrett Opportunity Fund, Inc.

By (Signature and Title)  /s/ Peter H Shriver
Peter H. Shriver, President

Date  July 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Peter H Shriver
Peter H. Shriver, President

Date  July 11, 2016

By (Signature and Title)*  /s/ John G Youngman
John G. Youngman, Treasurer

Date  July 11, 2016

* Print the name and title of each signing officer under his or her signature.